FINANCE LEASE RECEIVABLES AND HIRE PURCHASE RECEIVABLES - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [text block] [Abstract]
Allowance for uncollectable finance lease receivables	£ 13	£ 18
Hire purchases, net investment in hire purchases, allowance for uncollectible minimum payments	£ 251	£ 275